UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

Active Assets Institutional Money Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)                 (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (36.1%)
$30,000	Bank of Montreal, (dated 09/25/12; proceeds $30,001,225; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 09/01/25 - 09/01/41; valued at $30,898,461)	0.21%	10/02/12	$30,000,000
50,000	Bank of Nova Scotia, (dated 09/28/12; proceeds $50,000,917; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 06/30/16; valued at $50,979,372)	0.22	10/01/12	50,000,000
25,000	Barclays Capital, Inc., (dated 09/27/12; proceeds $25,000,486; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.38% due 03/15/15; valued at $25,503,427)	0.10	10/04/12	25,000,000
50,000	BNP Paribas Securities Corp., (dated 09/28/12; proceeds $50,001,042; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 5.00% due 11/01/36; valued at $51,476,546)	0.25	10/01/12	50,000,000
10,000	Credit Agricole CIB, (dated 09/28/12; proceeds $10,000,142; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 12/31/13; valued at $10,236,699)	0.17	10/01/12	10,000,000
10,000	Deutsche Bank Securities Inc., (dated 09/25/12; proceeds $10,000,428; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 04/01/42; and a U.S. Government Obligation; U.S. Treasury Note 0.13% due 07/31/14 valued at $10,336,664)	0.22	10/02/12	10,000,000
40,000	Goldman Sachs & Co., (dated 09/27/12; proceeds $40,001,633; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.50% due 04/01/32 - 12/01/39; valued at $41,185,027)	0.21	10/04/12	40,000,000
15,000	Goldman Sachs & Co., (dated 09/25/12; proceeds $15,000,642; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.56% due 10/01/41; valued at $15,428,317)	0.22	10/02/12	15,000,000
35,000	Goldman Sachs & Co., (dated 09/26/12; proceeds $35,001,497; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 04/01/40 - 04/04/42; valued at $35,999,996)	0.22	10/03/12	35,000,000
30,000	TD Securities (USA) LLC, (dated 09/27/12; proceeds $30,001,050; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 1.00% due 03/31/14 - 08/31/19; valued at $30,645,313)	0.18	10/04/12	30,000,000
85,000	Wells Fargo Securities LLC, (dated 09/28/12; proceeds $85,001,700; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 3.50% due 09/01/27 - 09/01/42; valued at $87,572,909)	0.24	10/01/12	85,000,000

	Total Repurchase Agreements (Cost $380,000,000)			380,000,000

Active Assets Institutional Money Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Commercial Paper (24.7%)
	Asset-Backed-Consumer Credit (4.7%)
$50,002	Thunder Bay Funding LLC (a)	0.15%		10/04/12	$50,001,375

	International Banks (20.0%)
31,000	Credit Suisse	0.24		11/26/12	30,988,427
17,000	DBS Bank Ltd. (a)	0.27 - 0.45		11/27/12 - 01/14/13	16,986,742
21,500	DNB NOR Bank ASA (a)	0.32		11/02/12	21,493,884
31,550	Nordea North America, Inc.	0.41		01/14/13	31,513,192
10,000	NRW Bank (a)	0.18		10/02/12	9,999,950
5,000	Oversea Chinese Banking	0.48		01/02/13	4,993,929
28,500	Rabobank USA Financial Corp.	0.49 - 0.52		02/01/13 - 03/06/13	28,448,943
37,650	Skandin Ens Banken AB (a)	0.31 - 0.36		11/26/12 - 12/21/12	37,627,003
24,000	Sumitomo Mitsui Banking Corp. (a)	0.34		11/01/12	23,993,076
4,000	UOB Funding LLC	0.26 - 0.27		12/12/12 - 12/17/12	3,997,848

					210,042,994

	Total Commercial Paper (Cost $260,044,369)				260,044,369

	Certificates of Deposit (14.6%)
	International Banks
45,000	Bank of Montreal	0.18		10/02/12	45,000,000
10,000	Deutsche Bank AG	0.52		10/18/12	10,000,000
10,000	DNB NOR Bank ASA	0.16		10/02/12	10,000,000
15,000	Rabobank Nederlands	0.49		02/08/13	15,000,000
10,000	Skandin Ens Banken	0.31		12/14/12	10,000,000
20,000	Sumitomo Mitsui Banking Corp.	0.16 - 0.32		10/02/12 - 12/05/12	20,000,000
21,000	Swedbank AB	0.15		10/01/12	21,000,000
22,500	Toronto Dominion Bank	0.16 - 0.17		10/01/12 - 10/05/12	22,500,000

	Total Certificates of Deposit (Cost $153,500,000)				153,500,000

	U.S. Agency Securities (1.7%)
	Federal Home Loan Bank
4,445		0.12		10/03/12	4,444,970
7,440		0.13		10/05/12	7,439,897
6,350		0.13		10/12/12	6,349,757

	Total U.S. Agency Securities (Cost $18,234,624)				18,234,624

		COUPON RATE (b)	DEMAND DATE (c)
	Floating Rate Notes (18.6%)
	International Banks
32,000	Bank of Nova Scotia	0.45 - 0.51%	10/02/12 - 10/26/12	04/26/13 - 07/02/13	31,998,752
40,000	Barclays Bank PLC	1.11	10/12/12	10/12/12	40,000,000
30,000	Deutsche Bank AG	0.79	12/17/12	03/15/13	30,000,000
45,000	Royal Bank of Canada	0.43 - 0.51	10/11/12 - 11/27/12	11/27/12 - 07/11/13	45,001,477
23,300	Toronto Dominion Bank	0.40 - 0.45	10/26/12 - 12/13/12	07/26/13 - 09/13/13	23,300,000
15,000	Westpac Banking Corp. (a)	0.50	10/03/12	04/03/13	14,999,473
10,000	Westpac Banking Corp.	0.51	10/24/12	10/24/12	10,000,000

	Total Floating Rate Notes (Cost $195,299,702)				195,299,702

Active Assets Institutional Money Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (b)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Tax-Exempt Instruments (4.3%)
	Weekly Variable Rate Bonds (2.8%)
$12,500	California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A	0.18%	10/05/12	04/01/32	$12,500,000
7,050	Massachusetts Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.18	10/05/12	01/01/39	7,050,000
10,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.19	10/05/12	10/01/48	10,000,000

	Total Weekly Variable Rate Bonds (Cost $29,550,000)				29,550,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (1.5%)
15,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12 (Cost $15,222,091)	2.50%	0.43%	06/20/13	15,222,091

	Total Tax-Exempt Instruments (Cost $44,772,091)				44,772,091

	Total Investments (Cost $1,051,850,786) (d)			100.0%	1,051,850,786
	Other Assets in Excess of Liabilities			0.0 (e)	159,432

	Net Assets			100.0%	$1,052,010,218

RANs	Revenue Anticipation Notes.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Rate shown is the rate in effect at September 30, 2012.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.

Active Assets Institutional Money Trust

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$380,000,000	$—	$380,000,000
Commercial Paper	—	260,044,369	—	260,044,369
Certificates of Deposit	—	153,500,000	—	153,500,000
U.S. Agency Securities	—	18,234,624	—	18,234,624
Floating Rate Notes	—	195,299,702	—	195,299,702
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	29,550,000	—	29,550,000
Municipal Bonds & Notes	—	15,222,091	—	15,222,091
Total Tax-Exempt Instruments	—	44,772,091	—	44,772,091
Total Assets	$—	$1,051,850,786	$—	$1,051,850,786

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012